UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2014

BMC FUND, INC.

BMC FUND, INC.
LETTER TO SHAREHOLDERS –
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Year Ended October 31, 2014

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For fiscal year ending October 31, 2014, BMC Fund, Inc. (“BMC”) generated investment performance of 5.9%. At year end, BMC’s portfolio remains broadly diversified across investments in equities, fixed income, limited partnerships and other investments, and a substantial cash reserve. We discuss each of these allocations in greater detail below and provide commentary on short term performance, in addition to our longer term outlook.

Investment Outlook

As memories of the financial crisis fade, market participants have become less fearful. Consequently, valuations are rising at the same time volatility is approaching all-time lows. Highly accommodative central bank policies continue to push investors further out on the risk curve. At these extended levels, markets are susceptible to a variety of potential shocks. Given low absolute yields across asset classes, we think most traditional investments fail to adequately compensate investors for risk. In light of this environment, we think it is time to be prudent, disciplined and conservative.

Stocks are getting more expensive because record low volatility implies that there is less risk. In fact, the opposite is true. Risk increases as prices rise – investors are just paying more for the same level of return. In other words, forward returns from buying assets at today’s prices will be lower than average. When something unexpected happens, as it always does, greed will be replaced by fear, and we will be positioned to reallocate capital at lower prices and higher expected returns.

Asset Allocation

One of the most underappreciated keys to generating consistent long-term returns is to minimize losses. Losses are almost always caused by taking too much risk, as many investors feel forced to do today. If you avoid large losses, the gains take care of themselves. Our current positioning allows us to generate consistent income in a high risk environment, while keeping our powder dry to seize more attractive investments the next time opportunity knocks. We continue to hold a larger than normal cash reserve given increasing investor complacency, rich valuations across asset classes and the growing potential for heightened volatility.

Against this backdrop, the fund’s equity investments have remained below average in recent years. At fiscal year-end, our 42% allocation to equities was largely comprised of securities less sensitive to swings in the overall market in addition to hedged equity investments and other special situations. We would expect and hope to increase our investment in equities via new and existing manager allocations should valuations become more attractive.

1

BMC FUND, INC.
LETTER TO SHAREHOLDERS –
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Year Ended October 31, 2014

The fund was quite active in rebalancing the LP portfolio over the course of the fiscal year, although the total capital committed to the asset class was largely unchanged. We continue to view the risk reward for hedged-equity and multi-strategy investments as superior to long-only stock and bond investments and our pipeline of opportunities remains robust. Returns have been remarkably consistent for BMC’s LP Portfolio over the past one, three and five years, compounding at 6.7%, 7.3% and 6.9%, respectively. Coincidentally, the portfolio’s outperformance relative to peers has been equally consistent resulting in nearly 200 basis points of excess returns annually.

The fund reduced its allocation to fixed income investments over the course of the fiscal year from 25% to 20% of net assets. We would expect to further reduce this allocation if and when more attractive opportunities present themselves. Roughly 40% of the fund’s current fixed income allocation is invested in short-duration credit with little interest rate risk. The bulk of our remaining bond allocation is spread across the mortgage sector, emerging market and high yield credits, where spreads remain tight, but the absolute level of yields still provide significantly more income than current cash rates.

Bottom Line

We have a long term objective of producing attractive returns, lightly correlated with highly volatile stock markets – a dual focus on income generation and capital preservation remain our priorities today as they always have. Over the short term, however, equities can and do exhibit periods of leadership. Our process does not attempt to catch every market twitch. Our discipline means we tend to be a provider of liquidity rather than a taker of liquidity, buying assets that others want to sell and selling assets that others are chasing higher. Today is a terrific time to be a seller of assets, but it is much more challenging to find compelling ideas that meet our return requirements. Tomorrow, we expect to be a buyer of assets as prices ultimately return to fair value and expected returns increase.

2

BMC FUND, INC.
LETTER TO SHAREHOLDERS –
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Year Ended October 31, 2014

During the year ended October 31, 2014, the Company paid the following dividends per share:

December 10, 2013 to shareholders of record November 25, 2013	$.25
March 10, 2014 to shareholders of record February 25, 2014	.25
June 10, 2014 to shareholders of record May 25, 2014	.25
September 10, 2014 to shareholders of record August 25, 2014	.25

Total	$1.00

The Company paid a dividend of $0.27 per share on December 10, 2014 to shareholders of record November 25, 2014.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2014 with a total market value of $111,490,312.

M. Hunt Broyhill
Chairman and President

3

BMC FUND, INC.
GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND
SECTOR DIVERSIFICATION
Year Ended October 31, 2014

BMC Fund, Inc. Portfolio Holdings
Fixed Income
2.17%
Cash Equivalents
19.09%
Common Stocks
33.61%
Other Investments
19.02%
Stock Mutual Funds
8.02%
Bond Mutual Funds
18.09%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
Energy
18.97%
Consumer
Staples
15.42%
Financials
19.92%
Consumer
Discretionary
12.55%
Health Care
9.43%
Industrials
4.52%
Utilities
7.04%
Telecom Services
4.82%
Materials
1.42%
Information
Technology
5.91%

4

BMC FUND, INC.
SUPPLEMENTAL INFORMATION
Year Ended October 31, 2014

SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, and Paul H. Broyhill, Chairman Emeritus, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations. Mr. Paul Broyhill has had such responsibility since the inception of the Company.

5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and

Shareholders of BMC Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the BMC Fund, Inc. (the “Fund”), including the schedule of investments, as of October 31, 2014 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006 and 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As explained in note 2, the financial statements include investments valued at $21,199,217 (19 percent of net assets), whose fair values have been estimated by management in the absence of readily determinable fair values. Management’s estimates are based upon information provided by the funds’ managers or the general partners.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006, and 2005 in conformity with accounting principles generally accepted in the United States of America.

/s/ Dixon Hughes Goodman LLP

Charlotte, North Carolina

December 19, 2014

6

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

ASSETS AT MARKET VALUE:
Investment securities (cost - $105,410,991)	$111,490,312
Cash and short-term investments	162,295
Receivables, accrued interest and dividends	149,041
Other assets	27,242

Total assets	111,828,890

LIABILITIES:
Put options written, at fair value (premiums received $142,775)	74,210
Accounts payable and accrued expenses	2,695
Payable to broker	110,984
Payable to custodian	3,500
Accounts payable to affiliates	69,433

Total liabilities	260,822

NET ASSETS AT OCTOBER 31, 2014 - EQUIVALENT TO $22.62 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$111,568,068

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	74,601,290
Undistributed net investment income	280,361
Realized gain on investments sold and foreign currrency transactions	677,412
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	6,147,886

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$111,568,068

See accompanying notes to financial statements.

7

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2014

INVESTMENT INCOME:
Income:
Interest - fixed income	$119,120
Other interest and dividends	3,009,829

Total income	3,128,949

Expenses:
Legal and professional fees	61,891
Directors' fees (Note 8)	66,000
Investment expense	95,286
Salaries	587,614
Property and liability insurance	52,067
Depreciation expense	4,758
Taxes and licenses	69,181
Rent	41,844
Interest Expense	1,640
Office supplies and expense	51,183
Dues and subscriptions	29,868
Travel and entertainment	21,443

Total expenses	1,082,775

Investment income, net	2,046,174

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	2,141,658
Realized gain from expiration or closing of options contracts written	116,114
Change in unrealized appreciation of investments for the period	839,884

Net gain on investments	3,097,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,143,830

See accompanying notes to financial statements.

8

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2014 and 2013

	2014	2013

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,046,174	$2,276,524
Realized gains from investment securities sold and foreign currency transactions	2,257,772	1,658,476
Change in unrealized appreciation of investments for the year	839,884	1,322,569

Net increase in net assets resulting from operations	5,143,830	5,257,569

Distributions to shareholders from:
Net realized gain on investment securities and foreign currency transactions	(2,081,809)	(1,637,601)
Net investment income	(2,141,953)	(2,301,668)
Retained earnings prior to becoming an investment company	(709,519)	(1,339,342)

TOTAL INCREASE (DECREASE) IN NET ASSETS	210,549	(21,042)

NET ASSETS AT BEGINNING OF PERIOD	111,357,519	111,378,561

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: 2014 - $280,361, 2013 - $376,140)	$111,568,068	$111,357,519

See accompanying notes to financial statements.

9

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the year ended October 31, 2014, the Company purchased and sold securities in the amount of $28,190,708 and $24,696,843 (excluding short-term investments and options), respectively.

10

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2010 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

11

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

12

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J. Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

K. Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

13

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of October 31, 2014.

The following is a summary of the inputs used to value the Company’s investments as of October 31, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,419,530	$-	$-	$2,419,530
Mutual Funds
Bond Mutual Funds	20,168,639	-	-	20,168,639
Stock Mutual Funds	8,944,187	-	-	8,944,187
Other Investments
Limited Partnerships	-	-	21,199,217	21,199,217
Common Stocks
Common Stocks – Publicly Traded and Put Options	37,480,288	-	-	37,480,288
Put Options	(74,210)	-	-	(74,210)
Cash and Cash Equivalents	21,278,451	-	-	21,278,451
Total Investments	$90,216,885	$-	$21,199,217	$111,416,102

The table below presents a reconciliation for the year ended October 31, 2014, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2013	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	10/31/2014
Other Investments
Limited Partnerships	$20,758,738	$-	$1,029,387	$316,411	$4,175,880	$(1,449,357)	$(3,631,842)	$-	$21,199,217
Total Investments	$20,758,738	$-	$1,029,387	$316,411	$4,175,880	$(1,449,357)	$(3,631,842)	$-	$21,199,217

Realized gains and losses are included in the realized gain from investments sold on the Statement of Operations. Unrealized gains and losses are included in the change in unrealized appreciation of investments on the Statement of Operations.

L. Investments in Limited Partnerships - As of October 31, 2014, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 0% to 20% of net profits earned.

14

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of October 31, 2014. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Stark Investments LP	N/A	N/A	See below (1)
Stark Structured Finance Onshore LP	N/A	N/A	See below (1)
Elliott Associates, LP	60 days	January 1 or July 1	See below (2) (3)
Graham Growth Partners, LP	30 days	Quarterly	See below (4) (6)
Greenlight Masters Qualified, LP	105 days	December 31	See below (5)
Hayman Capital Partners, LP	45 days	Quarterly	See below (6) (7)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (5) (8)
Privet Fund LP	90 days	Quarterly	See below (9)
Civic Capital Currency Fund, LP	15 days	Monthly	None
400 Capital Credit Opportunities Fund LP	60 days	Quarterly	See below (11)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (12)
Serengeti Multi-Series, LP	87 days	Quarterly	See below (13)
Passport Long Short Fund, LP	15 days	Monthly	See below (14)
Walnut Investment Partners, LP	N/A	N/A	See below (15)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (15)
Terra Argentine Fund, LP	N/A	N/A	See below (16)
Worldwide Opportunity Fund (Cayman), Ltd.	30 days	June 30 or Dec. 31	See below (10)

(1) In liquidation.

(2) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors shall be required to submit a new withdrawal request until the intended payout is achieved.

(3) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(4) Withdrawals occurring prior to the first anniversary of initial capital contribution may incur a withdrawal fee of up to 5% of withdrawal amount.

(5) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(6) There is a redemption provision stating the general partner may disallow a partial withdrawal if the investor would not have a capital account balance at least equal to $1,000,000 thereafter.

(7) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors subject to this provision in any calendar quarter (i) shall have no priority in the next calendar quarter or in subsequent calendar quarters, and (ii) they shall receive the full amount of their requested withdrawal no later than the last business day of the fourth calendar quarter following the withdrawal date.

(8) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(9) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner's discretion.

(10) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

(11) Withdrawal proceeds are available as follows: 25% at withdrawal date; 33 1/3% of the remaining account three months after withdrawal date; 50% of the remaining amount six months after withdrawal date, and the remaining balance nine months after withdrawal date.

(12) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(13) There is a three-year lock-up period for the contribution to the underlying fund which expires May 31, 2016.

15

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

(14) There is a gate provision if aggregate requested withdrawal amounts exceed 65% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests. Any unpaid withdrawal amounts will be automatically submitted for the next withdrawal date.

(15) Redemptions are not permitted.

(16) No voluntary withdrawals are permitted prior to the Effective Transition Date. As of October 31, 2014, the Effective Transition Date has not been determined.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2014, were as follows:

Gross appreciation (excess of value over tax cost)	$14,167,167
Gross depreciation (excess of tax cost over value)	(8,087,846)
Net unrealized appreciation	$6,079,321
Cost of investments for income tax purposes	$105,410,991

4.	OPTIONS WRITTEN

There were no call options written by the Company as of October 31, 2014.

Transactions in options written during the year ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	3,590	$422,753
Options written	5,151	727,255
Options terminated in closing purchase transactions	(3,191)	(434,098)
Options expired	(2,346)	(304,756)
Options exercised	(2,389)	(268,379)
Options outstanding at October 31, 2014	815	$142,775

16

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

5.	PLEDGED COLLATERAL

As of October 31, 2014, short-term investments in the amount of $2,748,638 were pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2013, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2013.

On March 10, 2014, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2014.

On June 10, 2014, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2014.

On September 10, 2014, a distribution of $0.25 per share was paid to shareholders of record on August 25, 2014.

The tax character of distributions paid during 2014 and 2013 was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$2,170,646	$3,144,373
Long-term capital gains	1,233,320	1,935,324
Retained earnings prior to becoming an investment company	1,529,315	198,914
	$4,933,281	$5,278,611

As of October 31, 2014, there was $1,313,012 of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles. The difference for the period ended October 31, 2014 reflects $280,361 of undistributed net investment income and $677,412 of realized gains on investments under generally accepted accounting principles.

17

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2014

7.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of October 31, 2014, the Company had no borrowings from this line of credit, which expires on April 21, 2016.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the year ended October 31, 2014 amounted to $41,844. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at October 31, 2014 was $69,433.

10.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,941,959 and have been assigned no value at October 31, 2014.

18

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2014 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2014 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (87) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None

M. Hunt Broyhill (50) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Sept. 2013-present)

19

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2014 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (90) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014

Director and Chairman Emeritus; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None

W. Charles Campbell (48) 1031 Huntington Park Drive Charlotte, NC 28211	Director	Since August 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)

None
Allene B. Stevens (92) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

20

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2014 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (51) 117 Shannon Court Rocky Mount, NC 27804	Director	Since August 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

R. Donald Farmer (67) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (65) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Jan E. Gordon (63) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Brent B. Kincaid (83) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

Mark E. Roberts (52) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-present); Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

21

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2014 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (62) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

CommunityOne Bancorp (2011-present); Bank of Granite Corp. (1996-2013)
Christopher R. Pavese (38) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2014 Since 2011

Vice President (since February 2014) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)

None
Carol Frye (57) 210 Beall Street, NW Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

22

BMC FUND, INC.
ADDITIONAL INFORMATION
Year Ended October 31, 2014 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

23

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006 and 2005

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006 and 2005. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

Net asset value, beginning of period	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94
Net investment income	0.42	0.46	0.35	0.49	0.46	0.48	0.73	0.78	1.06	0.88
Net gains (losses) on investments	0.63	0.60	1.18	0.21	1.70	1.65	(10.98)	4.25	2.43	2.48
Total from investment operations	1.05	1.06	1.53	0.70	2.16	2.13	(10.25)	5.03	3.49	3.36
Less distributions:
Dividends from net investment income	0.44	0.47	0.56	0.27	0.46	0.92	1.04	2.03	2.37	-
Distributions from capital gains	0.42	0.33	0.48	0.53	-	-	1.42	0.27	0.41	1.46
Distributions from retained earnings	0.14	0.27	0.02	0.20	0.49	0.80	-	-	-	-
P. B. Realty, Inc. Spin-off	-	-	-	-	-	-	2.78	-	-	-
Total distributions	1.00	1.07	1.06	1.00	0.95	1.72	5.24	2.30	2.78	1.46
Net asset value, end of period	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%	12.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975	$165,500	$162,027
Ratio of expenses to average net assets[3]	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%
Ratio of net investment income to average net assets[3]	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%	2.77%
Portfolio turnover rate	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%	48.22%	57.54%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2014

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$251,041	$255,381
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	525,034	542,967
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,716	258,827
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,782	258,184
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,528	262,363
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	459,666	346,865
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	501,861	494,943
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,053,125	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	678,716	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,710,118	-

TOTAL INVESTMENTS IN FIXED INCOME				$8,930,769	$6,931,587	$2,419,530	2.17%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	50,000.00	$848,817	$818,000
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,479,330
EATON VANCE FLOATING RATE A	26,315.79	250,000	245,000
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	740,429
FLAHERTY & CRUMRINE PREFERRED I	11,833.00	87,440	167,082
FPA NEW INCOME INC COM	716,128.81	7,500,000	7,304,514
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,875,627
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	233,972
PIMCO ALL ASSET ALL AUTHORITY INST	119,340.35	1,355,675	1,186,243
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	553,250
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	802,250
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,637,598
PIMCO REAL RETURN INSTL	81,159.11	960,112	923,591
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	251,963
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	89,602.87	1,000,000	949,790
TOTAL BOND MUTUAL FUNDS		20,125,029	20,168,639	18.08%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	265,400

TOTAL INTERNATIONAL EQUITIES		255,572	265,400	0.24%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	520,169	0.47%

Energy
NUVEEN ENERGY MLP TOTAL RETURN	15,295.00	245,277	318,136	0.29%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	291,667	0.26%

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		33,738.19	500,000	539,811
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	97,660
SELECTED AMERICAN SHARES D		2,059.31	100,000	99,691
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	140,828
YACKTMAN FUND SVC		24,771.08	506,985	625,222
			1,297,461	1,503,212	1.35%

Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000.00	255,715.00
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000.00	248,890.00
			500,000.00	504,605.00	0.45%

Moderate Allocation
FPA CRESCENT PORTFOLIO		33,641.26	1,025,302	1,151,204
OAKMARK EQUITY & INCOME I		8,920.47	263,600	306,329
SEQUOIA FD INC COM		740.54	108,371	167,428
			1,397,273	1,624,961	1.46%

Precious Metals
MARKET VECTORS GOLD MINERS		25,000.00	1,223,726	430,250
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,126,600
			2,193,276	1,556,850	1.40%

Utilities
GABELLI UTILS FUND CL AAA		19,929.45	113,000.00	105,825.00
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,045,810
			847,317	1,151,635	1.03%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	1,083,199
WINTERGREEN FD INVESTOR		7,005.79	102,985	124,353
			1,112,985	1,207,552	1.08%

TOTAL SPECIALTY FUNDS			8,266,481	8,678,787	7.78%

TOTAL STOCK MUTUAL FUNDS			8,522,053	8,944,187	8.02%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$28,647,082	$29,112,826	26.09%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$638,972
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,470,520
ELLIOTT ASSOCIATES LP	[2,3]	2,100,000	3,845,965
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	981,533
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,333,510
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,501,138	3,134,376
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	770,055	1,289,040
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,250,000	1,265,065
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	986,903
PRIVET FUND LP	[2,3]	1,000,000	1,470,204
SERENGETI MULTI SERIES LLC	[2,3]	624,695	727,055
STARK INVESTMENTS LP	[2,3]	215,246	582,739
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	10,446
TERRA ARGENTINE FUND LP	[2,3]	125,000	137,635
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	819,481	811,139
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD.	[2,3]	500,000	514,115
TOTAL LIMITED PARTNERSHIPS		16,654,534	21,199,217	19.00%

TOTAL OTHER INVESTMENTS		$16,654,534	$21,199,217	19.00%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	10,000.00	FIAT CHRYSLER AUTOMOBILES	[3]	$88,195	$114,600
	25,000.00	GENERAL MOTORS CORP COM		885,293	785,000
	2,500.00	GOODYEAR TIRE & RUBBER COM		59,690	60,575
				1,033,178	960,175	0.86%

Consumer Durables & Apparel	15,000.00	COACH INC COM		708,323	515,700	0.46%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A		368,756	308,000
	1,000.00	MCDONALDS CORP COM		95,695	93,730
	25,000.00	RCI HOSPITALITY HOLDINGS INC.	[3]	269,790	297,500
				734,241	699,230	0.63%

Hotels, Restaurants & Leisure	15,000.00	CEDAR FAIR LP		446,330	708,900
	25,000.00	SEAWORLD ENTERTAINMENT INC COM		462,738	481,000
				909,068	1,189,900	1.07%

Media	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,192,050	1.07%

Retailing	4,000.00	CATO CORP NEW CL A		120,822	142,680	0.13%

TOTAL CONSUMER DISCRETIONARY				4,716,480	4,699,735	4.21%

CONSUMER STAPLES
Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	167,000
	10,000.00	COCA COLA CO COM		376,151	418,800
	5,000.00	COCA COLA FEMSA S A B SPON		494,172	529,000
	2,000.00	CONSTELLATION BRANDS CL A	[3]	181,438	183,080
	40,000.00	DANONE SPONSORED ADR		544,985	546,800
	3,500.00	GENERAL MILLS INC COM		122,082	181,860
	1,000.00	HERSHEY CO COMMON		61,459	95,910
	10,000.00	NESTLE S A SPONSORED ADR		396,899	727,400
	7,500.00	PEPSICO INC COM		617,894	721,275
	5,000.00	POST HLDGS INC COM	[3]	219,901	187,500
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	251,640
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	208,000
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	37,230
				3,447,277	4,255,495	3.81%

Household & Personal Products	50,000.00	AVON PRODUCTS INC COM		724,033	520,000
	11,500.00	PROCTER & GAMBLE CO COM		840,716	1,003,605
				1,564,749	1,523,605	1.37%

TOTAL CONSUMER STAPLES				5,012,026	5,779,100	5.18%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY
Energy	50,000.00	AWILCO DRILLING LTD LN SHS		872,858	703,599
	1,000.00	CHEVRON CORP		106,870	119,950
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	67,050
	750.00	DEVON ENERGY CORP NEW COM		59,334	45,000
	250.00	ENCANA CORP COM		6,581	4,658
	1,000.00	ENSCO INTL		51,645	40,590
	2,004.00	EXXON MOBIL CORP COM		151,432	193,807
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	88,930
	2,000.00	PETROLEO BRASILEIRO SA SPO		76,714	23,400
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	107,685
	1,500.00	TRANSOCEAN INC NEW SHS		103,393	44,745
	3,000.00	WILLIAMS COMPANIES INC COM		109,004	166,530
				1,830,078	1,605,944	1.44%

Pipelines	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	73,400
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	253,800
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	150,800
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	466,880
	34,880.00	ENTERPRISE PRODUCTS PARTNE		463,200	1,287,072
	8,000.00	KINDER MORGAN ENERGY PARTN		491,126	750,400
	5,000.00	KINDER MORGAN INC KANS COM		173,187	193,500
	25,000.00	NORTHERN TIER ENERGY LP		568,819	631,000
	5,000.00	ONEOK INC COM		93,934	294,700
	10,000.00	PLAINS ALL AMERN PIPELINE		245,274	563,500
	5,000.00	TARGA RESOURCES PARTNERS L		134,173	305,400
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	168,525
	7,000.00	WILLIAMS PARTNERS L P COM		349,516	360,850
				3,247,689	5,499,827	4.93%

TOTAL ENERGY				5,077,767	7,105,771	6.37%

FINANCIALS
Banks	3,000.00	BANK OF AMERICA CORP COM		50,497	51,480
	1,300.00	BANK OF NOVA SCOTIA COM		66,388	79,690
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	126,700
	2,500.00	WELLS FARGO & CO DEL COM		113,117	132,725
				320,152	390,595	0.35%

30

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Diversified Financials	5,000.00	ANNALY CAPITAL MGMT INC		82,125	57,050
	20,000.00	ARES CAPITAL CORP COM		843,826	799,500
	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	350,400
	10,000.00	BLACKROCK KELSO CAP COM		91,150	88,200
	43,455.00	CAPITALA FINANCE CORP COM		825,007	799,572
	1,300.00	CME GROUP		71,797	108,953
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	173,790
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	259,950
	5,000.00	KENNEDY-WILSON HLDGS I COM		108,031	135,450
	15,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,097,867	1,187,000
	20,000.00	PROSPECT CAP CORP COM		206,900	191,600
	4,000.00	THE BLACKSTONE GROUP LP		121,054	120,480
				4,020,488	4,271,945	3.83%

Insurance	1,500.00	AON PLC SHS CL A		121,687	129,000
	1,000.00	METLIFE INC COM		32,265	54,240
	2,500.00	TRAVELERS COMPANIES COM		203,356	252,000
				357,308	435,240	0.39%

Real Estate	5,000.00	CHEUNG KONG HLDGS LTD ADR		70,725	88,450
	1,000.00	DIGITAL RLTY TR INC COM		58,864	68,990
	1,000.00	GEO GROUP INC COM		32,717	39,940
	125,000.00	GREEN REIT PLC SHS	[3]	203,609	197,723
	10,000.00	IRSL INVESTMENTS & REPRESENTATIONS		107,792	147,300
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	1,039,071
	45,000.00	MEDICAL PPTYS TR INC COM		499,287	607,050
	1,100.00	OMEGA HEALTHCARE INVS COM	[3]	34,106	41,976
	2,000.00	VENTAS INC		91,107	137,020
				2,227,840	2,367,520	2.12%

TOTAL FINANCIALS				6,925,788	7,465,300	6.69%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	170,820
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	390,350
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	387,979
	4,000.00	QUEST DIAGNOSTICS INC COM		222,639	253,840
	2,000.00	ROCHE HLDG LTD SPONS ADR	[3]	129,261	147,240
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	126,180
				1,115,734	1,476,409	1.32%

31

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,532	364,700
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	144,580
	3,000.00	ELI LILLY & CO COM		132,158	198,990
	26,500.00	PFIZER INC COM		533,833	793,675
	10,000.00	SANOFI SPONSORED ADR		337,248	462,400
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	36,670
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	56,470
				1,366,770	2,057,485	1.84%

TOTAL HEALTH CARE				2,482,504	3,533,894	3.17%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	76,885
	1,500.00	AMERICAN RAILCAR INDS COM		50,501	98,715
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	393,000
	1,000.00	WABTEC CORP COM		59,525	86,300
				566,366	654,900	0.59%

Commercial Services & Supplies	5,000.00	BROOKFIELD INFRASTRUCTURE		143,597.00	202,950.00
	1,000.00	ECOLAB INC COM		105,289.00	111,230.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	252,000
	1,000.00	THE ADT CORP COM		42,194	35,840
	6,000.00	US ECOLOGY INC COM		122,962	301,680
	500.00	WASTE MGMT INC DEL COM		17,412	24,445
				632,634	928,145	0.83%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	110,640	0.10%

TOTAL INDUSTRIALS				1,272,330	1,693,685	1.52%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	119,035
	2,000.00	KLA-TENCOR CORP		112,556	158,300
				185,893	277,335	0.25%

Software & Services	5,000.00	CDK GLOBAL INC COM	[3]	127,425	168,000
	10,000.00	EBAY INC COM	[3]	513,868	525,000
	3,500.00	MICROSOFT CORP COM		87,412	164,325
	4,000.00	ORACLE CORP COM		110,847	156,200
				839,552	1,013,525	0.91%

32

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	378,000
	5,700.00	CISCO SYSTEMS INC COM		111,360	139,479
	5,000.00	EMC CORP MASS COM		123,828	143,650
	1,500.00	QUALCOMM INC COM		71,275	117,765
	20,000.00	RELM WIRELESS CORP COM	[3]	53,773	111,000
	500.00	SYNAPTICS INC COM	[3]	33,775	34,215
				669,021	924,109	0.83%

TOTAL INFORMATION TECHNOLOGY				1,694,466	2,214,969	1.99%

MATERIALS	3,000.00	BAYTEX ENERGY CORP COM		122,285	91,650
	2,000.00	DOW CHEMICAL CO COM		103,142	98,800
	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	129,390
	2,000.00	MOSAIC CO		93,287	88,620
	1,000.00	POTASH CORPORATION		42,080	34,170
	2,000.00	RPM INTL INC COM		42,340	90,600
TOTAL MATERIALS				521,650	533,230	0.48%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	48,820
	3,000.00	AT&T CORP COM		84,046	104,520
	4,500.00	BCE INC COM		191,785	200,115
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	142,450
	10,000.00	NIPPON TELEG & TEL SPONS ADR		254,175	314,800
	3,000.00	ORANGE SPONSORED ADR		47,540	47,670
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	443,100
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	55,580
	2,000.00	TELECOM ARGENTINA SA	[3]	36,419	46,140
	6,000.00	TELEFONICA S A SPONSORED A		146,002	122,640
	6,500.00	TELEFONICA BRASIL S.A.		108,424	97,370
	5,454.00	VODAFONE GROUP		271,594	181,182
TOTAL TELECOMMUNICATION SERVICES				1,737,899	1,804,387	1.62%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050	116,680
	8,000.00	AMERIGAS PARTNERS LP COM		348,077	369,200
	6,500.00	DOMINION RES INC VA COM		330,756	463,450
	10,187.00	DUKE ENERGY CORP COM		542,356	836,862
	1,000.00	ENTERGY CORP NEW COM		69,388	84,020
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	145,360
	1,000.00	NATIONAL GRID PLC SPON ADR		49,641	74,390
	8,000.00	ONEOK PARTNERS LP COM		256,917	408,800
	3,000.00	SOUTHERN CO COM		122,610	139,080
TOTAL UTILITIES				1,902,861	2,637,842	2.36%

TOTAL INVESTMENTS IN COMMON STOCKS				$31,343,771	$37,467,913	33.58%

33

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
SPDR S&P500 TR PUT OPTION, $190 EXP 11/22/14	[3]	300	$43,376	$10,500
SPDR S&P500 TR PUT OPTION, $195 EXP 11/22/14	[3]	25	12,190	1,875
			55,566	12,375

TOTAL INVESTMENTS IN PUT OPTIONS			$55,566	$12,375	0.01%

34

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

35

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2014

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$21,278,451	$21,278,451	19.07%

TOTAL INVESTMENTS - MARKET VALUE			111,490,312	99.93%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			77,756	0.07%

TOTAL NET ASSETS			$111,568,068	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

36

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
AKAMAI TECHNOLOGIES PUT OPTION, $50 EXP 1/17/15	[3]	(15.00)	$(4,926)	$(375)
AMERICAN AIRLINES PUT OPTION, $36 EXP 3/20/15	[3]	(40.00)	(10,046)	(8,200)
CDK GLOBAL INC PUT OPTION, $25 EXP 2/20/15	[3]	(100.00)	(15,551)	(3,700)
COLFAX CORP PUT OPTION, $45 EXP 3/20/15	[3]	(50.00)	(6,475)	(3,250)
COLFAX CORP PUT OPTION, $50 EXP 12/20/14	[3]	(50.00)	(10,630)	(4,200)
DIGITAL REALTY PUT OPTION, $50 EXP 1/17/15	[3]	(10.00)	(1,784)	(100)
EBAY INC PUT OPTION, $50 EXP 4/17/15	[3]	(100.00)	(29,162)	(23,000)
GILEAD SCIENCE PUT OPTION, $57 EXP 11/22/14	[3]	(15.00)	(4,193)	(15)
GILEAD SCIENCE PUT OPTION, $85 EXP 5/15/15	[3]	(10.00)	(4,784)	(2,550)
GILEAD SCIENCE PUT OPTION, $90 EXP 2/20/15	[3]	(20.00)	(8,448)	(3,720)
HELMERICH PAYNE PUT OPTION, $75 EXP 3/20/15	[3]	(25.00)	(10,070)	(10,000)
JUNIPER NETWORKS PUT OPTION, $20 EXP 1/17/15	[3]	(100.00)	(6,972)	(5,800)
SEAWORLD ENTERTAINMENT PUT OPTION, $17 EXP 11/22/14	[3]	(250.00)	(23,122)	(7,500)
VALERO ENERGY PUT OPTION, $45 EXP 12/20/14	[3]	(30.00)	(6,612)	(1,800)
TOTAL PUT OPTIONS - LIABILITIES			$(142,775)	$(74,210)	-0.07%

37

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert. Mr. Farmer is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $44,600.00 for the fiscal year ended October 31, 2013; $46,800.00 for the fiscal year ended October 31, 2014.

(b) Audit-Related Fees: $2,050.00 for the fiscal year ended October 31, 2013; $1,775.00 for the fiscal year ended October 31, 2014. These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended October 31, 2013; $0.00 for the fiscal year ended October 31, 2014. These fees were incurred for review of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2013; $0.00 for the fiscal year ended October 31, 2014. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2014 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)(1) As of the date of filing of this report, M. Hunt Broyhill, Chairman and President, Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, and Paul H. Broyhill, Chairman Emeritus, and are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations. Mr. Paul Broyhill has had such responsibility since the inception of the Company.

(a)(2) The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance. The information is provided as of the Registrant’s fiscal year ended October 31, 2014.

   M. Hunt Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	2	14
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$4,555,531	$20,885,450
Assets Managed with Performance-Based Advisory Fees	$0	$6,530,424	$0

   Christopher R. Pavese

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	49
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$0	$26,599,644
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

   Paul H. Broyhill

	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	6
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$0	$28,306,813
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Material Conflicts of Interest

The Fund recognizes that actual or potential conflicts of interest are inherent in our business. These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

On December 13, 2014, the Board of Directors of the Registrant adopted a Conflicts of Interest Policy for Portfolio Managers.

(a)(3)

Compensation Structure of Portfolio Managers

The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant. Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant. Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant. Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2014 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
Paul H. Broyhill	Over $1,000,000
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

Date: December 19, 2014

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: December 19, 2014